UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8985

Citigroup Investments Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

[INSERT Schedule of Investments]

Citigroup Investments Corporate Loan Fund Inc.

FORM N-Q

JUNE 30, 2006

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	June 30, 2006

FACE AMOUNT	SECURITY(A)(B)	VALUE(C)
SENIOR COLLATERALIZED LOANS - 99.8%
Aerospace/Defense - 2.0%
$1,367,506	CACI International Inc., Term Loan, 6.650% to 6.790% due 9/11/06	$1,371,779
1,361,731	ILC Industries Inc., First Lien Term Loan, 7.479% due 7/3/06	1,365,135
1,331,392	Standard Aero Holdings Inc., Term Loan, 7.600% to 7.682% due 8/31/06	1,328,895
849,257	Transdigm Inc., Term Loan B, 7.449% due 9/25/06	852,044

	Total Aerospace/Defense	4,917,853

Air Transport - 1.3%
3,000,000	Delta Air Lines Inc., Term Loan B, 10.023% due 11/6/06	3,071,718

Automotive - 3.0%
	Hertz Corp.:
319,366	Synthetic Letter of Credit, 5.424% due 9/21/06	320,640
2,170,002	Term Loan, 7.260% to 7.410% due 8/7/06	2,178,661
	Keystone Automotive Industries Inc.:
381,376	Term Loan B, 7.752% to 9.750% due 9/29/06	381,376
1,033,705	Term Loan C, 7.990% to 9.750% due 9/29/06	1,033,705
2,860,430	Tire Rack Inc., Term Loan B, 6.860% to 7.250% due 9/29/06	2,860,430
482,400	United Components Inc., Term Loan D, 7.410% due 8/10/06	483,606

	Total Automotive	7,258,418

Beverage and Tobacco - 1.5%
2,383,333	Commonwealth Brands Inc., Term Loan, 7.438% due 7/31/06	2,397,038
1,288,636	Mafco Worldwide Corp., Term Loan B, 7.270% to 7.420% due 9/19/06	1,290,247

	Total Beverage and Tobacco	3,687,285

Broadcast Radio and Television - 0.8%
739,286	CMP Susquehanna Corp., Term Loan B, 7.250% to 7.375% due 11/9/06	740,210
1,288,207	Sun Media Corp., Term Loan B, 6.876% due 7/31/06	1,288,206

	Total Broadcast Radio and Television	2,028,416

Building and Development - 9.5%
1,749,914	Capital Automotive REIT, Term Loan, 6.860% due 7/3/06	1,748,547
2,493,750	Contech Construction Products Inc., Term Loan, 6.800% to 9.250% due 9/29/06	2,499,206
	Custom Building Products Inc.:
1,000,000	Second Lien Term Loan, 10.618% due 12/29/06	1,006,250
1,298,289	Term Loan B, 7.749% due 9/29/06	1,306,674
4,000,000	General Growth Properties Inc., Term Loan A, 6.560% due 7/24/06	3,958,000
1,419,724	Landsource Communities Development LLC, Term Loan B, 7.688% due 7/12/06	1,425,048
1,258,934	Lion Gables Realty, L.P., Term Loan, 6.860% to 6.900% due 7/10/06	1,260,770
	Masonite International Corp.:
797,720	Canadian Term Loan, 7.108% to 7.499% due 9/29/06	791,430
799,079	Term Loan, 7.108% to 7.499% due 9/29/06	792,779
1,586,583	Panolam Industries International, Term Loan, 8.249% due 9/29/06	1,610,382
	Pike Electric Inc.:
315,676	Term Loan B, 6.688% due 7/5/06	316,070
359,213	Term Loan C, 6.688% due 7/12/06	359,662
2,500,000	Shea Capital I LLC, Term Loan, 7.150% due 7/31/06	2,490,625
2,500,000	South Edge LLC, Term Loan C, 7.375% due 7/31/06	2,511,457
1,129,108	Trizec Properties Inc., Bridge Loan, 6.650% due 7/17/06	1,129,021

	Total Building and Development	23,205,921

Business Equipment and Services - 7.5%
950,150	Buhrmann U.S. Inc., Term Loan D-1, 6.880% to 7.146% due 9/18/06	953,416
404,604	Coinstar Inc., Term Loan, 7.030% due 7/10/06	407,132

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	SECURITY(A)(B)	VALUE(C)
Business Equipment and Services - 7.5% (continued)
$2,242,417	Deluxe Inc., First Lien Term Loan, 9.249% due 9/29/06	$2,269,046
1,184,767	Education Management Corp., Term Loan B, 7.625% due 7/3/06	1,191,616
2,493,641	Fidelity National Information Solutions Inc., Term Loan B, 6.920% due 7/11/06	2,495,296
1,687,736	Global Cash Access LLC, Term Loan, 7.100% due 7/31/06	1,697,758
804,436	Ipayment Inc., Term Loan, 7.420% to 7.750% due 9/29/06	804,435
425,927	MAXIM Crane Works, L.P., Term Loan, 7.313% to 9.250% due 9/29/06	426,991
	Nasdaq Stock Market Inc.:
2,210,102	Term Loan B, 6.971% to 7.249% due 10/18/06	2,210,930
1,281,148	Term Loan C, 6.830% to 7.249% due 11/16/06	1,281,629
416,373	N.E.W. Holdings I LLC, First Lien Term Loan, 7.750% to 8.375% due 7/31/06	418,455
997,500	Panavision Inc., First Lien Term Loan, 8.126% to 8.227% due 8/31/06	1,005,605
2,487,500	Sedgewick CMS, Term Loan B, 7.350% to 7.499% due 9/29/06	2,482,319
682,009	Verifone Inc., Term Loan B, 6.876% due 7/31/06	682,862

	Total Business Equipment and Services	18,327,490

Cable and Satellite Television - 4.7%
1,638,797	Bragg Communications Inc., New Term Loan B, 7.227% due 8/31/06	1,642,894
2,500,000	Century Cable Holdings LLC, Discretionary Term Loan, 10.250% due 9/1/06	2,393,750
806,451	Cequel Communications LLC, First Lien Term Loan, 7.379% due 7/7/06	802,851
3,900,000	Insight Midwest Holdings LLC, Term Loan C, 7.375% due 7/31/06	3,906,502
	Wideopenwest Finance LLC:
750,000	Second Lien Term Loan, 10.231% due 9/1/06	755,250
2,000,000	Term Loan B, 7.359% to 7.481% due 9/1/06	2,004,822

	Total Cable and Satellite Television	11,506,069

Chemicals/Plastics - 7.7%
	Basell Finance Co.:
833,333	Term Loan B2, 7.727% due 8/31/06	845,486
166,667	Term Loan B4, 7.727% due 8/31/06	169,097
833,333	Term Loan C2, 8.227% due 8/31/06	845,486
166,667	Term Loan C4, 8.227% due 8/31/06	169,097
742,187	Berry Plastics Corp., Term Loan, 7.100% due 7/31/06	742,496
2,725,488	Celanese AG, Dollar Term Loan, 7.499% due 9/29/06	2,735,028
1,000,000	Columbian Chemicals Co., Term Loan B, 7.250% due 9/29/06	1,000,000
2,500,000	Covalence Specialty Materials Corp., Term Loan B, 7.313% due 7/26/06	2,498,438
1,236,204	Hercules Inc., Term Loan B, 6.528% to 6.999% due 9/29/06	1,240,531
2,493,750	ISP Chemco, Term Loan, 6.938% due 8/16/06	2,496,421
643,548	Kraton Polymers LLC, Term Loan, 7.375% due 7/31/06	643,548
2,722,500	Rockwood Specialties Group Inc., Tranche E Term Loan, 7.126% due 7/31/06	2,731,196
	Texas Petrochemicals Corp.:
297,240	Letter of Credit, 5.384% due 8/15/06	297,240
891,719	Term Loan B, 9.750% due 9/29/06	891,719
1,478,629	Unifrax Corp., Term Loan B, 7.625% due 7/31/06	1,481,864

	Total Chemicals/Plastics	18,787,647

Clothing/Textiles - 0.6%
	National Bedding Co.:
495,000	First Lien Term Loan, 7.260% to 9.250% due 9/29/06	497,351
500,000	Second Lien Term Loan, 10.252% due 7/19/06	508,438
571,788	William Carter Co., Term Loan B, 6.626% to 6.758% due 10/31/06	571,431

	Total Clothing/Textiles	1,577,220

Conglomerates - 0.6%
	Mark IV Industries Inc.:

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	SECURITY(A)(B)	VALUE(C)
Conglomerates - 0.6% (continued)
$250,000	Second Lien Term Loan, 13.000% due 9/29/06	$254,896
500,000	Tranche B Term Loan, 7.810% to 8.060% due 12/27/06	503,646
760,254	TriMas Corp., Term Loan B, 8.875% due 7/18/06	767,144

	Total Conglomerates	1,525,686

Containers and Glass Products - 2.0%
2,000,000	Crown Americas LLC, Term Loan B, 6.949% due 9/25/06	2,002,500
2,759,131	Graphic Packaging International Inc., Term Loan C, 7.190% to 7.880% due 12/8/06	2,785,983

	Total Containers and Glass Products	4,788,483

Drugs - 1.0%
2,552,358	Leiner Health Products Group Inc., Term Loan B, 8.610% due 9/29/06	2,565,120

Ecological Services and Equipment - 0.8%
1,997,443	IESI Corp., Term Loan, 6.818% to 6.939% due 8/22/06	2,001,188

Electronics/Electric - 1.1%
2,000,000	Aspect Software, First Lien Term Loan, 7.938% due 9/22/06	2,003,750
	Bridge Information Systems Inc.:
497,238	Multi-Draw Term Loan, 11.000% due 9/29/06 (d)	37,293
922,171	Term Loan B, 11.250% due 9/29/06 (d)	69,164
468,750	Serena Software Inc., Term Loan B, 7.410% due 10/10/06	468,867

	Total Electronics/Electric	2,579,074

Equipment Leasing - 0.1%
233,197	Kinetic Concepts Inc., Term Loan B-2, 7.250% due 9/29/06	234,994

Food Products - 3.0%
	American Seafoods Group LLC:
829,599	Delayed Draw Term Loan B-2, 7.250% due 9/29/06	828,562
1,054,692	Term Loan B1, 7.250% due 9/29/06	1,053,373
222,515	Del Monte Corp., Term Loan, 6.654% due 7/28/06	223,433
	Dole Food Company Inc.:
47,986	Letter of Credit, 6.800% due 7/14/06	47,585
107,699	Term Loan, 7.000% to 9.000% due 9/29/06	106,799
358,997	Tranche C Term Loan, 7.000% to 9.000% due 9/29/06	355,996
661,731	Keystone Foods Holdings LLC, New Term Loan, 7.125% to 7.250% due 9/29/06	663,937
2,104,859	Michael Foods Inc., Term Loan B-1, 7.032% to 7.553% due 12/22/06	2,114,946
1,061,309	NPC International, Term Loan B, 6.830% to 6.970% due 11/3/06	1,056,334
897,092	Reddy Ice Group Inc., Term Loan, 6.795% due 7/12/06	895,971

	Total Food Products	7,346,936

Food Service - 0.1%
340,126	Jack In The Box Inc., Term Loan B, 6.490% to 6.740% due 9/1/06	341,897

Food/Drug Retailers - 2.6%
750,334	General Nutrition Centers Inc., Tranche B, 7.970% to 8.100% due 8/30/06	755,727
2,663,295	Jean Coutu Group Inc., Term Loan B, 7.625% due 7/31/06	2,670,507
500,000	Quiznos LLC, First Lien Term Loan, 7.750% due 9/29/06	499,792
2,332,659	Sagittarius Brands Inc., Term Loan B, 7.750% due 9/29/06	2,337,032

	Total Food/Drug Retailers	6,263,058

Forest Products - 1.3%
645,733	Boise Cascade Corp., Term Loan D, 7.125% to 7.250% due 9/29/06	647,934
	Smurfit-Stone Container Corp.:
261,990	Deposit Funded Loan, 7.390% due 7/3/06	263,355
1,359,904	Term Loan B, 7.375% to 9.500% due 9/29/06	1,366,987

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	SECURITY(A)(B)	VALUE(C)
Forest Products - 1.3% (continued)
$636,197	Term Loan C, 7.375% to 7.500% due 9/5/06	$639,510
207,197	Term Loan C1, 7.375% due 7/3/06	208,276

	Total Forest Products	3,126,062

Healthcare - 8.4%
746,250	Accellent Corp., Term Loan, 7.230% due 8/30/06	745,317
403,385	Alderwoods Group Inc., Term Loan B2, 6.730% to 7.302% due 7/26/06	404,268
2,854,468	AMN Healthcare, Term Loan B, 7.499% due 9/29/06	2,868,740
3,157,396	Community Health Systems Inc., Term Loan, 6.970% due 8/30/06	3,166,698
460,384	Conmed Corp., Institutional Term Loan, 7.030% due 7/21/06	462,686
3,158,064	Davita Inc., Term Loan B, 6.990% to 7.690% due 3/30/07	3,168,589
2,257,249	Encore Medical IHC Inc., Term Loan B, 8.150% to 8.500% due 11/9/06	2,272,768
2,493,750	Fresenius Medical Care Holdings Inc., Term Loan B, 6.403% to 6.874% due 9/29/06	2,473,294
2,493,750	Patheon Inc., Term Loan B, 7.399% due 8/1/06	2,506,219
843,365	Rotech Healthcare Inc., Term Loan B, 8.500% due 9/29/06	846,265
1,577,114	Vicar Operating Inc., Term Loan, 6.875% due 7/31/06	1,585,000

	Total Healthcare	20,499,844

Home Furnishings - 1.0%
1,104,418	Sealy Mattress Co., Term Loan D, 6.981% to 8.750% due 9/29/06	1,107,351
1,417,637	Simmons Co., Term Loan D, 7.250% to 9.500% due 12/29/06	1,424,946

	Total Home Furnishings	2,532,297

Hotels/Motels/Inns and Casinos - 7.5%
2,516,475	Alliance Gaming Corp., Term Loan B, 8.430% due 7/6/06	2,525,387
1,874,422	Ameristar Casinos Inc., Initial Term Loan, 6.727% due 8/31/06	1,877,057
835,860	Boyd Gaming Corp., Term Loan B, 6.610% to 6.999% due 9/29/06	837,932
2,500,000	Greektown Holdings LLC, Term Loan B, 7.550% due 7/12/06	2,518,750
266,888	Green Valley Ranch Gaming LLC, Term Loan B, 7.249% due 9/29/06	267,555
2,481,250	Isle of Capri Black Hawk LLC, Term Loan, 7.030% to 7.508% due 9/29/06	2,487,453
2,481,250	Penn National Gaming Inc, Term Loan B, 6.860% to 7.250% due 9/29/06	2,491,588
2,484,918	Pinnacle Entertainment Inc., Term Loan, 7.300% due 7/24/06	2,495,013
	Venetian Casino Resorts LLC:
512,821	Term B Delayed Draw, 7.250% due 9/29/06	514,022
2,487,179	Term B Funded, 7.250% due 9/29/06	2,493,008

	Total Hotels/Motels/Inns and Casinos	18,507,765

Industrial Equipment - 4.7%
2,183,078	Douglas Dynamics LLC, Term Loan, 7.249% due 9/29/06	2,204,908
	Electrical Components International Holding:
507,757	First Lien Term Loan, 7.670% due 8/15/06	510,296
338,505	Second Lien Term Loan, 11.780% due 11/15/06	342,736
986,499	Enersys Inc., New Term Loan, 7.030% to 7.437% due 9/22/06	988,966
2,344,350	Flowserve Corp., Term Loan, 7.000% to 7.250% due 9/29/06	2,348,380
442,321	Goodman Global Holdings Inc., Term Loan, 6.938% due 8/10/06	442,114
643,548	GPX International Tire Corp., Term Loan, 7.600% due 7/3/06	648,777
2,475,481	Norcross Safety Products LLC, Term Loan, 6.823% to 9.250% due 9/29/06	2,480,897
603,283	Penn Engineering & Manufacturing, Term Loan, 7.600% due 7/31/06	612,332
993,927	Thermal North America, Term Loan B, 7.250% due 9/29/06	992,685

	Total Industrial Equipment	11,572,091

Insurance - 0.5%
1,128,447	Hilb, Rogal & Hobbs Co., Term Loan, 6.999% due 12/29/06	1,129,387

Leisure - 4.9%
1,217,679	Auto Europe Group LLC, First Lien Term Loan, 8.350% due 7/31/06	1,223,767
228,973	Detroit Red Wings Inc., Term Loan A, 7.600% due 7/31/06	229,545

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	SECURITY(A)(B)	VALUE(C)
Leisure - 4.9% (continued)
$2,974,884	Regal Cinemas Inc., Term Loan, 7.069% to 7.249% due 9/29/06	$2,975,559
1,500,000	Southwest Sports Group LLC, Term Loan, 7.802% due 7/24/06	1,500,938
1,961,228	Universal City Development Partners, L.P., Term Loan B, 7.070% to 7.500% due 10/2/06	1,964,293
516,178	Visant Corp., Term Loan C, 7.068% due 9/29/06	518,974
3,560,601	Warner Music Group Acquisition Corp., Term Loan, 7.090% to 7.320% due 11/30/06	3,573,458

	Total Leisure	11,986,534

Non-Ferrous Metals/Materials - 2.2%
1,252,644	Compass Minerals Group Inc., Term Loan, 6.500% to 7.000% due 10/2/06	1,255,580
	Longyear Holdings Inc.:
250,534	First Lien Canadian Term Loan, 8.500% due 9/29/06	251,630
1,734,466	First Lien Term Loan, 8.500% due 9/29/06	1,742,054
2,166,858	Walter Industries Inc., Term Loan B, 6.870% to 7.249% due 10/3/06	2,174,308

	Total Non-Ferrous Metals/Materials	5,423,572

Oil & Gas - 4.7%
	Astoria Generating Company Acquisitions LLC:
177,665	Letter of Credit, 7.450% due 9/25/06	177,681
753,345	Term Loan B, 7.380% to 7.450% due 9/25/06	753,412
500,000	ATP Oil & Gas Corp., First Lien Term Loan, 8.160% to 8.534% due 9/29/06	500,000
397,708	Dresser Inc., Term Loan C, 7.850% due 7/31/06	403,508
354,350	LSP Generation Finance Company LLC, First Lien Term Loan, 7.249% due 9/29/06	353,612
355,852	Lyondell-Citgo Refining, L.P., Term Loan, 7.499% due 10/2/06	356,741
1,995,000	Markwest Energy Operating Company LLC, Term Loan, 7.360% to 7.596% due 7/7/06	1,999,987
466,385	OPTI Canada Inc., Delayed Draw Term Loan, 7.091% to 7.240% due 9/28/06	466,895
2,523,122	Regency Gas Services LLC, Tranche B Term Loan, 7.600% due 7/31/06	2,529,430
874,570	Semcrude, L.P., Term Loan, 7.502% to 9.000% due 9/29/06	878,396
	Targa Resources:
1,043,478	Bridge Term Loan, 7.477% due 8/31/06	1,045,218
378,682	Synthetic Letter of Credit, 7.229% due 7/3/06	379,747
1,566,006	Term Loan B, 7.230% to 7.749% due 9/29/06	1,570,411

	Total Oil & Gas	11,415,038

Publishing - 2.7%
270,127	CBD Media Inc., Term Loan D, 7.760% due 7/19/06	272,378
1,741,958	Dex Media East LLC, Term Loan B, 6.660% to 7.000% due 9/29/06	1,736,757
2,682,451	Dex Media West LLC, Term Loan B, 6.670% to 7.000% due 9/12/06	2,673,915
1,989,899	R.H. Donnelley Inc., Term Loan D-1, 6.910% to 7.000% due 9/29/06	1,981,816

	Total Publishing	6,664,866

Rail Industries - 0.5%
	RailAmerica Inc.:
112,528	Canadian Term Loan, 7.250% due 8/24/06	113,935
1,187,074	Term Loan, 7.250% due 8/24/06	1,201,913

	Total Rail Industries	1,315,848

Retailers - 2.9%
417,182	Alimentation Couche-Tard Inc., Term Loan, 7.125% due 7/24/06	420,485
1,206,654	Burlington Coat Factory, Term Loan B, 7.430% to 7.530% due 11/27/06	1,172,717
748,125	Checksmart Financial Co., Term Loan B, 8.030% to 8.140% due 12/29/06	749,060
750,000	J Crew Group, Term Loan B, 9.500% due 9/29/06	750,156
2,848,101	Neiman-Marcus Group Inc., Term Loan, 7.770% due 9/6/06	2,870,860

See Notes to Schedule of Investments.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	SECURITY(A)(B)	VALUE(C)
Retailers - 2.9% (continued)
$1,155,498	TravelCenters of America Inc., Term Loan B, 6.860% to 7.250% due 9/29/06	$1,157,955

	Total Retailers	7,121,233

Steel - 1.9%
818,329	Techs, Term Loan, 7.730% due 7/3/06	819,353
	Tube City IMS Corp.:
875,000	Second Lien Term Loan, 11.500% due 9/29/06	880,470
3,055,163	Tranche C First Lien Term Loan, 8.250% due 9/29/06	3,062,802

	Total Steel	4,762,625

Surface Transport - 0.9%
2,314,735	Transport Industries, L.P., Term Loan B, 8.000% due 9/29/06	2,329,203

Telecommunications/Cellular Communications - 4.7%
995,000	Block Communications Inc., Term Loan, 7.499% due 9/29/06	997,488
1,915,833	Centennial Cellular Operating Co., New Term Loan, 7.230% to 7.749% due 11/30/06	1,925,413
1,488,750	Cincinnati Bell Inc., Term Loan, 6.514% to 6.930% due 8/29/06	1,487,587
849,257	Crown Castle Operating Co., Term Loan B, 7.650% due 9/12/06	853,769
3,000,000	FairPoint Communications Inc., Additional Replacement Term Loan, 7.250% due 9/29/06	2,994,375
750,000	Madison River Capital LLC, Term Loan B, 7.260% due 7/6/06	752,579
748,110	Ntelos Inc., Term Loan B 1, 7.600% due 7/31/06	748,110
1,220,000	Qwest Corp., Term Loan A, 10.002% due 7/19/06	1,240,893
497,500	Time Warner Telecom Holdings Inc., Term Loan B, 7.820% to 8.000% due 11/30/06	500,921

	Total Telecommunications/Cellular Communications	11,501,135

Utilities - 1.1%
975,532	LSP-Kendall Energy LLC, Term Loan, 7.499% due 9/29/06	973,093
1,353,853	Reliant Energy Inc., Term Loan, 7.504% to 7.655% due 11/15/06	1,357,097
449,706	Reliant Energy Resources Corp., Term Loan, 7.465% due 7/24/06	450,373

	Total Utilities	2,780,563

	TOTAL SENIOR COLLATERALIZED LOANS (Cost - $245,464,384)	244,682,536

SHARES	SECURITY	VALUE
COMMON STOCK - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
17,198	SAVVIS Inc. (Cost - $0)	509,227

	TOTAL INVESTMENTS - 100.0% (Cost - $245,464,384#)	245,191,763

(a)	The maturity date represents the latest maturity date.

(b)	Interest rates represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(c)	Market value is determined using current market prices which are supplied weekly by an independent third party pricing service.

(d)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citigroup Investments Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “Manager”), the Fund’s investment manager, a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), with the assistance of the Citigroup Alternative Investments LLC (“CAI”), the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. SBFM may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,423,489
Gross unrealized depreciation	(1,696,110)

Net unrealized depreciation	$(272,621)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citigroup Investments Corporate Loan Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 29, 2006